Material Partly-owned Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
StatementsLineItems [Line Items]
(Loss)/Profit allocated to NCI during the reporting period	$ (216)	$ (457)	$ (584)
Reebonz Korea [Member]
StatementsLineItems [Line Items]
Principal place of business	Korea	Korea
Proportion of ownership interest held by NCI	4160.00%	5080.00%
(Loss)/Profit allocated to NCI during the reporting period	$ 63	$ (122)
Accumulated NCI at the end of reporting period	$ 2,323	$ 421
Invitree [Member]
StatementsLineItems [Line Items]
Principal place of business	Korea	Korea
Proportion of ownership interest held by NCI	4740.00%	5572.00%
(Loss)/Profit allocated to NCI during the reporting period	$ (277)	$ (332)
Accumulated NCI at the end of reporting period	$ (2,081)	$ (1,860)